PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT, AND EQUIPMENT
Total	$ 331,110	$ 348,321
Less: Accumulated depreciation and amortization	53,361	37,942
Total property, plant and equipment, net	277,749	310,379
Capitalized interest	6,428	9,981
Depreciation and amortization	21,104	25,226
Impairment loss on PPE	$ 12,107	$ 4,858
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges	Asset Impairment Charges
Cost of goods sold
PROPERTY, PLANT, AND EQUIPMENT
Depreciation and amortization	$ 14,677	$ 15,846
Furniture and equipment
PROPERTY, PLANT, AND EQUIPMENT
Total	65,144	52,727
Auto and trucks
PROPERTY, PLANT, AND EQUIPMENT
Total	1,385	1,393
Buildings
PROPERTY, PLANT, AND EQUIPMENT
Total	93,082	94,914
Leasehold improvements
PROPERTY, PLANT, AND EQUIPMENT
Total	152,242	172,838
Land
PROPERTY, PLANT, AND EQUIPMENT
Total	10,478	13,878
Construction in progress
PROPERTY, PLANT, AND EQUIPMENT
Total	$ 8,779	$ 12,571